Operating expenses, Compensation of Executives and Directors (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Compensation of Directors and Executives [Abstract]
Cash compensation		$ 2,425	$ 2,648	$ 5,050
Pension cost		125	165	219
Share compensation	[1]	2,504	3,316	3,508
Total remuneration		$ 5,054	$ 6,129	$ 8,776

[1]	Share compensation reflects the expense recognized.